Leases (Details) - Schedule of Lease Cost - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Schedule of Lease Cost [Abstract]
Cash payments and expenses related to operating leases	$ (416)	$ (309)
Operating lease right-of-use assets and liabilities, net	(167)	$ 88
Operating lease right-of-use assets	1,800		$ 1,740
Current maturities of operating leases	524		436
Long-term operating lease liabilities	$ 1,443		$ 1,306
Weighted average remaining lease term (in years)	5 years 1 month 6 days
Weighted average discount rate	9.50%